As filed with the Securities and Exchange Commission on November 29, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21342

               LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND
               ---------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 526-7000

                    Peter E. Sundman, Chief Executive Officer
               Lehman Brothers First Trust Income Opportunity Fund
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                                SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund
---------------------------------------------------------------------------
(UNAUDITED)

                                                                                                                  MARKET
PRINCIPAL AMOUNT($)                                                                              RATING         VALUE($)(+)
                                                                                           Moody's      S&P
CORPORATE DEBT SECURITIES (145.4%)

AEROSPACE/DEFENSE (2.4%)
                3,705,000  L-3 Communications Corp., Guaranteed Senior
                           Unsecured Subordinated Notes, 7.63%, due 6/15/12                Ba3       BB+        3,788,362
                  165,000  L-3 Communications Corp., Guaranteed Senior
                           Unsecured Subordinated Notes, 6.13%, due 7/15/13                Ba3       BB+          162,113
                  340,000  L-3 Communications Corp., Guaranteed Notes, Ser. B,
                           6.38%, due 10/15/15                                             Ba3       BB+          334,050
                                                                                                                4,284,525
AIRLINES (1.7%)
                2,830,820  Continental Airlines, Inc., Pass-Through Certificates,
                           9.80%, due 4/1/21                                               Ba1       BB+        2,972,361
APPAREL/TEXTILES (0.9%)
                1,570,000  Levi Strauss & Co., Senior Unsubordinated Notes,
                           9.75%, due 1/15/15                                              B2        B+         1,648,500
AUTO LOANS (17.4%)
                1,610,000  Ford Motor Credit Co., Unsecured Notes, 7.38%,
                           due 10/28/09                                                    B1        B          1,578,697
                6,870,000  Ford Motor Credit Co., Senior Unsecured Notes,
                           9.75%, due 9/15/10                                              B1        B          7,008,678
                2,735,000  Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11                 B1        B          2,620,740
                3,875,000  Ford Motor Credit Co., Notes, 7.80%, due 6/1/12                 B1        B          3,686,287
               14,995,000  General Motors Acceptance Corp., Notes, 6.88%,
                           due 9/15/11                                                     Ba1       BB+       14,270,202
                1,715,000  General Motors Acceptance Corp., Unsecured
                           Notes, 7.00%, due 2/1/12                                        Ba1       BB+        1,628,164
                                                                                                               30,792,768
AUTO PARTS & EQUIPMENT (1.5%)
                1,002,000  Goodyear Tire & Rubber Co., Senior Notes, 8.63%,
                           due 12/1/11                                                     Ba3       B          1,047,090(n)
                1,500,000  Goodyear Tire & Rubber Co., Senior Notes, 9.00%,
                           due 7/1/15                                                      Ba3       B          1,601,250
                                                                                                                2,648,340
AUTOMOTIVE (0.8%)
                1,550,000  General Motors Corp., Senior Unsubordinated
                           Notes, 8.38%, due 7/15/33                                       Caa1      B-         1,358,188
BEVERAGE (0.4%)
                  720,000  Constellation Brands, Inc., Guaranteed Notes,
                           7.25%, due 9/1/16                                               Ba3       BB-          720,000
BUILDING & CONSTRUCTION (0.2%)
                  410,000  K. Hovnanian Enterprises, Senior Notes, 8.63%, due
                           1/15/17                                                         Ba3       BB-          338,250
CHEMICALS (2.3%)
                  780,000  Chemtura Corp., Guaranteed Notes, 6.88%, due
                           6/1/16                                                          Ba2       BB+          741,000
                1,290,000  Hexion US Finance Corp., Guaranteed Notes,
                           9.75%, due 11/15/14                                             B3        B          1,419,000
                1,970,000  MacDermid, Inc., Senior Subordinated Notes,
                           9.50%, due 4/15/17                                              Caa1      CCC+       1,901,050(n)
                                                                                                                4,061,050
CONSUMER - PRODUCTS (0.2%)
                  415,000  Amscan Holdings, Inc., Senior Subordinated Notes,
                           8.75%, due 5/1/14                                               Caa1      CCC+         383,875

See Notes to Schedule of Investments

                                                                                                              SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund
---------------------------------------------------------------------------
cont'd
------
(UNAUDITED)

                                                                                                                  MARKET
PRINCIPAL AMOUNT($)                                                                              RATING          VALUE($)(+)
                                                                                           Moody's      S&P
CONSUMER/COMMERCIAL/LEASE FINANCING (1.0%)
                2,060,000  Residential Capital LLC, Guaranteed Notes, 6.00%,
                           due 2/22/11                                                     Ba1       BBB-       1,678,900
ELECTRIC - GENERATION (10.1%)
                4,135,000  AES Corp., Senior Secured Notes, 9.00%, due
                           5/15/15                                                         Ba3       BB         4,341,750(n)
                2,505,000  Dynegy-Roseton Danskamme, Pass-Through
                           Certificates, Ser. B, 7.67%, due 11/8/16                        Ba3       B          2,517,525
                  510,000  Edison Mission Energy, Senior Unsecured Notes,
                           7.50%, due 6/15/13                                              B1        BB-          522,750
                5,475,000  Edison Mission Energy, Senior Notes, 7.63%, due
                           5/15/27                                                         B1        BB-        5,283,375(n)
                2,635,000  Mirant Americas Generation, Inc., Senior Unsecured
                           Notes, 8.30%, due 5/1/11                                        Caa1      B-         2,661,350
                1,590,000  NRG Energy, Inc., Guaranteed Notes, 7.25%, due
                           2/1/14                                                          B1        B          1,593,975
                  715,000  NRG Energy, Inc., Guaranteed Notes, 7.38%, due
                           2/1/16                                                          B1        B            716,787
                  300,000  NRG Energy, Inc., Guaranteed Notes, 7.38%, due
                           1/15/17                                                         B1        B            300,000
                                                                                                               17,937,512
ELECTRONICS (6.2%)
                  350,000  Flextronics Int'l, Ltd., Senior Subordinated Notes,
                           6.50%, due 5/15/13                                              Ba2       BB-          334,250
                3,995,000  Freescale Semiconductor, Inc., Senior Unsecured
                           Notes, 9.13%, due 12/15/14                                      B1        B          3,695,375
                1,410,000  NXP BV Funding LLC, Secured Floating Rate Notes,
                           8.11%, due 10/15/07                                             Ba3       BB         1,309,538(u)
                2,705,000  NXP BV Funding LLC, Secured Notes, 7.88%, due
                           10/15/14                                                        Ba3       BB         2,603,562
                3,235,000  NXP BV Funding LLC, Guaranteed Notes, 9.50%,
                           due 10/15/15                                                    B3        BB         3,016,637
                                                                                                               10,959,362
ENERGY-EXPLORATION & PRODUCTION (3.0%)
                3,060,000  Chesapeake Energy Corp., Guaranteed Notes,
                           7.50%, due 9/15/13                                              Ba2       BB         3,144,150
                  570,000  Chesapeake Energy Corp., Guaranteed Notes,
                           6.38%, due 6/15/15                                              Ba2       BB           559,312
                  475,000  Forest Oil Corp., Guaranteed Unsecured Notes,
                           8.00%, due 12/15/11                                             B1        B+           492,813
                  840,000  Forest Oil Corp., Guaranteed Senior Unsecured
                           Notes, 7.75%, due 5/1/14                                        B1        B+           852,600
                  185,000  Newfield Exploration Co., Senior Subordinated
                           Notes, 6.63%, due 9/1/14                                        Ba3       BB-          181,763
                                                                                                                5,230,638
ENVIRONMENTAL (0.8%)
                1,375,000  Allied Waste North America, Inc., Guaranteed Notes,
                           Ser. B, 7.25%, due 3/15/15                                      B1        BB+        1,402,500
FOOD & DRUG RETAILERS (0.5%)
                1,015,000  Rite Aid Corp., Guaranteed Notes, 9.50%, due
                           6/15/17                                                         Caa1      CCC+         949,025(n)
FORESTRY/PAPER (1.2%)
                  995,000  Bowater, Inc., Debentures, 9.00%, due 8/1/09                    B3        B            935,300
                1,200,000  Graphic Packaging Int'l, Inc., Guaranteed Notes,
                           8.50%, due 8/15/11                                              B2        B-         1,221,000
                                                                                                                2,156,300
See Notes to Schedule of Investments

                                                                                                              SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund
---------------------------------------------------------------------------
cont'd
------
(UNAUDITED)

                                                                                                                     MARKET
PRINCIPAL AMOUNT($)                                                                              RATING            VALUE($)(+)
                                                                                         Moody's    S&P
GAMING (6.9%)
                1,745,000  Chukchansi Economic Development Authority,
                           Senior Notes, 8.00%, due 11/15/13                               B2        BB-        1,762,450(n)
                1,145,000  Fontainebleau Las Vegas Holdings LLC, Second
                           Mortgage, 10.25%, due 6/15/15                                   Caa1      CCC+       1,073,437(n)
                1,180,000  Majestic Star LLC, Senior Unsecured Notes, 9.75%,
                           due 1/15/11                                                     Caa1      CCC+         991,200
                  700,000  MGM Grand, Inc., Guaranteed Senior Notes, 6.00%,
                           due 10/1/09                                                     Ba2       BB           694,750
                1,910,000  Pokagon Gaming Authority, Senior Notes, 10.38%,
                           due 6/15/14                                                     B3        B          2,096,225(n)
                2,105,000  San Pasqual Casino, Notes, 8.00%, due 9/15/13                   B2        B+         2,126,050(n)
                1,745,000  Shingle Springs Tribal Gaming Authority, Senior
                           Notes, 9.38%, due 6/15/15                                       B3        B          1,762,450(n)
                  730,000  Station Casinos, Inc., Senior Unsecured
                           Subordinated Notes, 6.88%, due 3/1/16                           Ba3       B            635,100
                1,065,000  Station Casinos, Inc., Senior Unsecured Notes,
                           7.75%, due 8/15/16                                              Ba2       B+         1,054,350
                                                                                                               12,196,012
GAS DISTRIBUTION (9.7%)
                  905,000  AmeriGas Partners, L.P., Senior Unsecured Notes,
                           7.25%, due 5/20/15                                              B1                     891,425
                  475,000  AmeriGas Partners, L.P., Senior Notes, 7.13%, due
                           5/20/16                                                         B1                     461,937
                1,635,000  Ferrellgas Partners L.P., Senior Unsecured Notes,
                           8.75%, due 6/15/12                                              B2        B-         1,675,875
                3,745,000  Kinder Morgan, Inc., Senior Unsecured Notes,
                           6.50%, due 9/1/12                                               Ba2       BB-        3,708,112
                1,360,000  Kinder Morgan, Inc., Senior Debentures, 7.25%, due
                           3/1/28                                                          Ba2       BB-        1,266,050
                2,275,000  Regency Energy Partners, Senior Unsecured Notes,
                           8.38%, due 12/15/13                                             B1        B          2,383,062(n)
                  810,000  Sabine Pass L.P., Secured Notes, 7.25%, due
                           11/30/13                                                        Ba3       BB           797,850
                3,855,000  Sabine Pass L.P., Secured Notes, 7.50%, due
                           11/30/16                                                        Ba3       BB         3,797,175
                2,025,000  Transcontinental Gas Pipe Line, Unsecured
                           Debentures, 7.25%, due 12/1/26                                  Ba1       BB+        2,143,969
                                                                                                               17,125,455
HEALTH SERVICES (13.6%)
                1,235,000  Community Health Systems, Inc., Senior Notes,
                           8.88%, due 7/15/15                                              B3        B-         1,268,963(n)
                3,230,000  HCA, Inc., Secured Notes, 9.25%, due 11/15/16                   B2        BB-        3,431,875(n)
                5,095,000  HCA, Inc., Secured Notes, 9.63%, due 11/15/16                   B2        BB-        5,438,912(n)
                  345,000  LVB Acquisition Merger, Inc., Senior Subordinated
                           Notes, 11.63%, due 10/15/17                                     Caa1      B-           337,324(n)
                2,085,000  NMH Holdings, Inc., Senior Unsecured Notes, Zero
                           Coupon Bond, due 12/15/07                                       Caa2      CCC+       2,032,875(n)
                1,200,000  Service Corp. Int'l, Senior Unsecured Notes, 7.38%,
                           due 10/1/14                                                     B1        BB-        1,233,000
                3,265,000  Service Corp. Int'l, Senior Unsecured Notes, 7.50%,
                           due 4/1/27                                                      B1        BB-        3,052,775
                2,320,000  Tenet Healthcare Corp., Senior Notes, 9.88%, due
                           7/1/14                                                          Caa1      CCC+       2,122,800
                1,985,000  US Oncology, Inc., Guaranteed Notes, 9.00%, due
                           8/15/12                                                         B2        CCC+       1,999,887


See Notes to Schedule of Investments

                                                                                                          SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund
---------------------------------------------------------------------------
cont'd
------
(UNAUDITED)

                                                                                                                     MARKET
PRINCIPAL AMOUNT($)                                                                              RATING            VALUE($)(+)
                                                                                         Moody's      S&P
                  320,000  Ventas Realty L.P., Senior Notes, 6.63%, due
                           10/15/14                                                        Ba1       BB+          319,200
                  140,000  Ventas Realty L.P., Guaranteed Notes, 7.13%, due
                           6/1/15                                                          Ba1       BB+          142,800
                2,015,000  Ventas Realty L.P., Guaranteed Notes, 6.50%, due
                           6/1/16                                                          Ba1       BB+        1,984,775
                  695,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due
                           4/1/17                                                          Ba1       BB+          693,263
                                                                                                               24,058,449
INVESTMENTS & MISC. FINANCIAL SERVICES (2.0%)
                1,095,000  Cardtronics, Inc., Senior Subordinated Notes, Ser.
                           B, 9.25%, due 8/15/13                                           Caa1      B-         1,048,463(n)
                2,675,000  Cardtronics, Inc., Guaranteed Notes, 9.25%, due
                           8/15/13                                                         Caa1      B-         2,561,312
                                                                                                                3,609,775
LEISURE (1.1%)
                1,980,000  Royal Caribbean Cruises, Senior Unsubordinated
                           Notes, 7.50%, due 10/15/27                                      Ba1       BBB-       1,856,082
MEDIA - BROADCAST (6.1%)
                4,270,000  CMP Susquehanna Corp., Guaranteed Notes,
                           9.88%, due 5/15/14                                              Caa1      CCC        3,971,100
                1,135,000  Entercom Radio/Capital, Guaranteed Senior
                           Unsecured Notes, 7.63%, due 3/1/14                              B1        B          1,117,975
                1,270,000  LIN Television Corp., Guaranteed Notes, 6.50%,
                           due 5/15/13                                                     B1        B-         1,235,075
                  675,000  LIN Television Corp., Guaranteed Notes, Ser. B,
                           6.50%, due 5/15/13                                              B1        B-           656,438
                2,845,000  Univision Communications, Inc., Senior Notes,
                           9.75%, due 3/15/15                                              B3        CCC+       2,773,875(n)
                  950,000  Young Broadcasting, Inc., Guaranteed Senior
                           Subordinated Notes, 10.00%, due 3/1/11                          Caa1      CCC-         876,375
                  280,000  Young Broadcasting, Inc., Senior Subordinated
                           Notes, 8.75%, due 1/15/14                                       Caa1      CCC-         236,600
                                                                                                               10,867,438
MEDIA - CABLE (9.4%)
                2,568,000  CCH I Holdings LLC, Secured Notes, 11.00%, due
                           10/1/15                                                         Caa2      CCC        2,600,100
                1,200,000  CCH II Holdings LLC, Senior Unsecured Notes,
                           10.25%, due 9/15/10                                             Caa2      CCC        1,227,000
                4,885,000  Charter Communications Operating LLC, Senior
                           Notes, 8.38%, due 4/30/14                                       B3        B+         4,909,425(n)
                3,615,000  DirecTV Holdings LLC, Senior Notes, 8.38%, due
                           3/15/13                                                         Ba3       BB-        3,755,081
                  175,000  DirecTV Holdings LLC, Guaranteed Notes, 6.38%,
                           due 6/15/15                                                     Ba3       BB-          166,031
                1,880,000  EchoStar DBS Corp., Guaranteed Notes, 6.38%,
                           due 10/1/11                                                     Ba3       BB-        1,889,400
                1,415,000  EchoStar DBS Corp., Guaranteed Notes, 7.00%,
                           due 10/1/13                                                     Ba3       BB-        1,446,837
                  645,000  EchoStar DBS Corp., Guaranteed Notes, 7.13%,
                           due 2/1/16                                                      Ba3       BB-          662,738
                                                                                                               16,656,612
MEDIA - DIVERSIFIED (0.8%)
                1,460,000  Quebecor Media, Inc., Notes, 7.75%, due 3/15/16                 B2        B          1,401,600(n)(O)
MEDIA - SERVICES (2.9%)
                1,325,000  Lamar Media Corp., Guaranteed Notes, 7.25%, due
                           1/1/13                                                          Ba3       B          1,331,625


See Notes to Schedule of Investments

                                                                                                         SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund
---------------------------------------------------------------------------
cont'd
------
(UNAUDITED)
                                                                                                                   MARKET
PRINCIPAL AMOUNT($)                                                                             RATING           VALUE($)(+)
                                                                                           Moody's    S&P

                1,540,000  WMG Acquisition Corp., Senior Subordinated Notes,
                           7.38%, due 4/15/14                                              B2        B          1,339,800
                3,465,000  WMG Holdings Corp., Guaranteed Notes, Step-Up,
                           0.00%/9.50%, due 12/15/14                                       B2        B          2,425,500(^^)
                                                                                                                5,096,925
METALS/MINING EXCLUDING STEEL (7.0%)
                1,670,000  Aleris Int'l, Inc., Guaranteed Notes, 9.00%,
                           due 12/15/14                                                    B3        B-         1,544,750
                2,025,000  Aleris Int'l, Inc., Guaranteed Notes, 10.00%, due
                           12/15/16                                                        Caa1      B-         1,792,125
                2,065,000  Arch Western Finance Corp., Guaranteed Notes,
                           6.75%, due 7/1/13                                               B1        BB-        2,023,700
                  425,000  Freeport-McMoRan Copper & Gold, Senior
                           Unsecured Notes, 8.25%, due 4/1/15                              Ba3       BB           459,000
                1,500,000  Freeport-McMoRan Copper & Gold, Senior
                           Unsecured Notes, 8.38%, due 4/1/17                              Ba3       BB         1,638,750
                4,410,000  Massey Energy Co., Guaranteed Notes, 6.88%, due
                           12/15/13                                                        B2        B+         4,112,325
                  775,000  Peabody Energy Corp., Guaranteed Senior Notes,
                           Ser. B, 6.88%, due 3/15/13                                      Ba1       BB           782,750
                                                                                                               12,353,400
NON-FOOD & DRUG RETAILERS (2.3%)
                  730,000  Blockbuster, Inc., Senior Subordinated Notes,
                           9.00%, due 9/1/12                                               Caa2      CCC          657,000
                1,085,000  Claire's Stores, Inc., Guaranteed Notes, 9.63%, due
                           6/1/15                                                          Caa1      CCC+         892,413(n)
                  660,000  GSC Holdings Corp., Guaranteed Notes, 8.00%,
                           due 10/1/12                                                     Ba3       BB           686,400
                1,500,000  Michaels Stores, Inc., Senior Discount Notes, Step-
                           Up, 0.00%/13.00%, due 11/1/16                                   Caa1      CCC         900,000(n)(^^)
                  975,000  Michaels Stores, Inc., Guaranteed Notes, 11.38%,
                           due 11/1/16                                                     Caa1      CCC          996,937
                                                                                                                4,132,750
PACKAGING (8.2%)
                6,775,000  Ball Corp., Guaranteed Unsecured Notes, 6.88%,
                           due 12/15/12                                                    Ba1       BB         6,859,687
                1,260,000  Crown Americas LLC, Guaranteed Notes, 7.75%,
                           due 11/15/15                                                    B1        B          1,300,950
                2,340,000  Graham Packaging Co., Inc., Guaranteed Notes,
                           9.88%, due 10/15/14                                             Caa1      CCC+       2,316,600
                2,235,000  Owens-Brockway Glass Container, Inc., Guaranteed
                           Notes, 8.88%, due 2/15/09                                       Ba2       BB         2,268,525
                1,730,000  Owens-Brockway Glass Container, Inc., Guaranteed
                           Notes, 8.75%, due 11/15/12                                      Ba2       BB         1,810,013
                                                                                                               14,555,775
PRINTING & PUBLISHING (6.4%)
                3,220,000  Dex Media West LLC, Senior Unsecured Notes, Ser.
                           B, 8.50%, due 8/15/10                                           Ba3       B          3,308,550
                  580,000  Dex Media West LLC, Guaranteed Notes, Ser. B,
                           9.88%, due 8/15/13                                              B1        B            616,975
                3,910,000  Idearc, Inc., Guaranteed Notes, 8.00%, due
                           11/15/16                                                        B2        B+         3,900,225
                1,455,000  R.H. Donnelley Corp., Senior Unsecured Notes,
                           6.88%, due 1/15/13                                              B3        B          1,374,975
                2,335,000  Reader's Digest Association, Inc., Senior
                           Subordinated Notes, 9.00%, due 2/15/17                          Caa1      CCC+       2,101,500(n)
                                                                                                               11,302,225

See Notes to Schedule of Investments

                                                                                                         SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund
---------------------------------------------------------------------------
cont'd
------
(UNAUDITED)

                                                                                                                   MARKET
PRINCIPAL AMOUNT($)                                                                             RATING             VALUE($)(+)
                                                                                         Moody's     S&P
RAILROADS (1.9%)
                  660,000  Kansas City Southern Mexico, Senior Notes, 7.38%,
                           due 6/1/14                                                      B2        B+          645,150(n)
                2,640,000  TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12                 B2                  2,765,400
                                                                                                               3,410,550
REAL ESTATE DEV. & MGT. (2.6%)
                1,470,000  American Real Estate Partners L.P., Guaranteed
                           Notes, 7.13%, due 2/15/13                                       Ba3       BB+       1,400,175
                2,150,000  American Real Estate Partners, L.P., Senior Notes,
                           8.13%, due 6/1/12                                               Ba3       BB+       2,131,188
                1,335,000  Realogy Corp., Senior Notes, 11.00%, due 4/15/14                Caa1      B-        1,099,706(n)
                                                                                                               4,631,069
RESTAURANTS (0.7%)
                1,435,000  NPC Int'l, Inc., Guaranteed Notes, 9.50%, due
                           5/1/14                                                          Caa1      B-        1,305,850

STEEL PRODUCERS/PRODUCTS (2.0%)
                1,720,000  Metals U.S.A. Holdings Corp., Senior Floating Rate
                           Notes, 11.36%, due 10/1/07                                      Caa1      CCC       1,599,600(n)(u)
                2,005,000  Tube City IMS Corp., Guaranteed Notes, 9.75%,
                           due 2/1/15                                                      B3        B-        1,959,888
                                                                                                               3,559,488
SUPPORT - SERVICES (2.3%)
                  565,000  Aramark Corp., Guaranteed Notes, 8.50%, due
                           2/1/15                                                          B3        B-          576,300
                3,645,000  Knowledge Learning Corp., Inc., Guaranteed Notes,
                           7.75%, due 2/1/15                                               B2        B-        3,535,650(n)
                                                                                                               4,111,950
TELECOM - INTEGRATED/SERVICES (8.2%)
                1,350,000  Citizens Utilities Co., Senior Unsecured Notes,
                           7.13%, due 3/15/19                                              Ba2       BB+       1,329,750
                1,335,000  Dycom Industries, Inc., Guaranteed Notes, 8.13%,
                           due 10/15/15                                                    Ba3       B+        1,358,363
                2,200,000  Intelsat Bermuda Ltd., Guaranteed Notes, 9.25%,
                           due 6/15/16                                                     B2        B         2,282,500
                  395,000  Intelsat Subsidiary Holdings Co. Ltd., Guaranteed
                           Notes, 8.63%, due 1/15/15                                       B2        B           402,900
                2,200,000  Nordic Telephone Co. Holdings, Secured Notes,
                           8.88%, due 5/1/16                                               B2        B         2,321,000(n)
                1,095,000  Qwest Corp., Senior Notes, 7.88%, due 9/1/11                    Ba1       BBB-      1,149,750
                1,620,000  Qwest Corp., Notes, 8.88%, due 3/15/12                          Ba1       BBB-      1,767,825
                  400,000  Qwest Corp., Senior Unsecured Notes, 7.50%, due
                           10/1/14                                                         Ba1       BBB-        416,000
                1,340,000  Windstream Corp., Guaranteed Notes, 8.13%, due
                           8/1/13                                                          Ba3       BB-       1,410,350
                1,910,000  Windstream Corp., Guaranteed Notes, 8.63%, due
                           8/1/16                                                          Ba3       BB-       2,036,537
                                                                                                              14,474,975
THEATERS & ENTERTAINMENT (0.7%)
                1,230,000  AMC Entertainment, Inc., Guaranteed Notes, Ser. B,
                           8.63%, due 8/15/12                                              Ba3       B-        1,263,825
                           TOTAL CORPORATE DEBT SECURITIES (COST
                           $258,338,334)                                                                     257,492,299

See Notes to Schedule of Investments

                                                                                                         SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund
---------------------------------------------------------------------------
cont'd
------
(UNAUDITED)

                                                                                                                   MARKET
NUMBER OF SHARES                                                                                                  VALUE($)(+)
SHORT-TERM INVESTMENTS (2.7%)
                4,747,692  Neuberger Berman Prime Money Fund Trust Class
                           (COST $4,747,692)                                                                 4,747,692(OO)(#)(@)
                           TOTAL INVESTMENTS (148.1%) (COST $263,086,026)                                     262,239,991(##)
                           Cash, receivables and other assets, less liabilities (2.7%)                          4,808,441
                           Liquidation Value of Auction Preferred Shares [(50.8%)]                            (90,000,000)
                           TOTAL NET ASSETS (100.0%)                                                         $177,048,432

See Notes to Schedule of Investments

                                               SEPTEMBER  30, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in debt securities by Lehman Brothers First Trust Income Opportunity Fund (the "Fund") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's database. For all other debt securities requiring daily quotations, bid price quotations are obtained from principal market makers in those securities. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Fair value prices are necessarily estimates, and there is no assurance that such prices will be at or close to the price at which the security is next quoted. Securities with remaining maturities of 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount of premium.

(#)     At cost, which approximates market value.

(##) At September 30, 2007, the cost of investments for U.S. federal income tax purposes was $263,878,231. Gross unrealized appreciation of investments was $3,047,560 and gross unrealized depreciation of investments was $4,685,800, resulting in net unrealized depreciation of $1,638,240, based on cost for U.S. federal income tax purposes.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At September 30, 2007, these securities amounted to approximately $60,464,295 or 34.2% of net assets applicable to common shareholders.

(^^) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(O) All or a portion of this security was purchased on a when-issued basis. At September 30, 2007, these securities amounted to $1,401,600, or 0.8% of net assets applicable to common shareholders.

(OO) All or a portion of this security is segregated as collateral for when-issued securities and/or interest rate swap contracts.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2007.




For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers First Trust Income Opportunity Fund


By:  /s/ Peter E. Sundman
     --------------------
     Peter E. Sundman
     Chief Executive Officer

Date: November 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     --------------------
     Peter E. Sundman
     Chief Executive Officer

Date: November 28, 2007


By:  /s/ John M. McGovern
     ---------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: November 28, 2007